Earnout - Additional Information (Details)	12 Months Ended
	Dec. 31, 2021 Day $ / shares shares	Jul. 14, 2021 $ / shares	Dec. 31, 2020 shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Earnout Period	5 years
Common stock, Shares issued | shares	185,993,058		39,510,108
Market price of public stock | $ / shares	$ 5.37	$ 8.56
Triggering Event I [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Common stock, Shares issued | shares	8,000,000
Common Stock Convertible, Stock Price Trigger | $ / shares	$ 12.50
Common Stock Convertible Threshold Trading Days | Day	20
Common Stock Convertible Threshold Consecutive Trading Days | Day	30
Common Stock Pro-Rata Distribution Basis Ratio	50
Market price of public stock | $ / shares	$ 3.95	8.04
Triggering Event II [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Common stock, Shares issued | shares	6,666,667
Common Stock Convertible, Stock Price Trigger | $ / shares	$ 15.00
Common Stock Convertible Threshold Trading Days | Day	20
Common Stock Convertible Threshold Consecutive Trading Days | Day	30
Common Stock Pro-Rata Distribution Basis Ratio	50
Market price of public stock | $ / shares	$ 3.63	$ 7.66
Common Stock
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares Surrendered Under Reverse Recapitalization | shares	2,610,000
Eligible Mark Forged Equity Holders
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Common stock, Shares issued | shares	14,666,667